Inventories (Tables)	12 Months Ended
Mar. 31, 2025
Classes of current inventories [abstract]
Summary of Inventories

	As of March 31,
	2025	2024
Raw materials	$49,956	$—
Work-in-process	44,719	—
Finished goods	46,904	60,383
Less: Write down of finished goods	(46,904)	—
Inventories, net	$94,675	$60,383